Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2015
Registrant Name	dei_EntityRegistrantName	Oppenheimer SteelPath MLP Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001478168
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 28, 2016
Prospectus Date	rr_ProspectusDate	Mar. 28, 2016